PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL - Schedule of Gross Carrying Amount and Accumulated Amortization of Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Intangible Assets [Line Items]
Gross Carrying Amount	$ 716,464	$ 728,181
Accumulated Amortization	(442,602)	(428,564)
Transit, street furniture and other outdoor contractual rights
Other Intangible Assets [Line Items]
Gross Carrying Amount	548,918	563,863
Accumulated Amortization	(440,284)	(426,752)
Permanent easements
Other Intangible Assets [Line Items]
Gross Carrying Amount	162,920	159,782
Accumulated Amortization	0	0
Other
Other Intangible Assets [Line Items]
Gross Carrying Amount	4,626	4,536
Accumulated Amortization	$ (2,318)	$ (1,812)